Note 22. Employee Benefits	12 Months Ended
Oct. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
22.    Employee Benefits

Defined benefit pension plans

The Company sponsors defined benefit pension plans for certain employees in Canada and the U.S.. The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions. The U.S. plan is based on the participants’ 60 highest consecutive months of compensation and their years of service. The pension plan in the U.S. is related to the Company’s discontinued MDS Pharma Services operations, which Nordion retained subsequent to the sale of Early Stage. During the fourth quarter of fiscal 2012, the Company received approval from the Internal Revenue Service (IRS) in the U.S. for a proposed settlement of this pension plan. The Company expects the final settlement to occur during fiscal 2013.

All plans are funded and the Company uses an October 31st measurement date for its plans. The most recent actuarial valuation for the Nordion pension plan for funding purposes was as of January 1, 2012. Based on this actuarial valuation, the Company expects funding requirements of approximately $14 million, including approximately $3 million of current service cost contributions, in each of the next five years to fund the regulatory solvency deficit. The deficit has arisen due to falling real interest rates where the pension liabilities increased more than the increase in the value of pension assets. The actual funding requirements over the five-year period will be dependent on subsequent annual actuarial valuations. These amounts are estimates, which may change with actual investment performance, changes in interest rates, any pertinent changes in government regulations, and any voluntary contributions.

The components of net periodic pension cost (income) for these plans for fiscal 2012, 2011 and 2010 are as follows:

	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Components of net periodic pension cost
Service cost	$2,804	$2,719	$1,980	$-	$-	$97
Interest cost	12,263	11,994	12,045	571	610	689
Expected return on plan assets	(14,736)	(16,044)	(15,579)	(701)	(706)	(687)
Recognized actuarial loss	-	-	-	127	258	344
Net periodic pension cost (income)	$331	$(1,331)	$(1,554)	$(3)	$162	$443

The following weighted average assumptions are used in the determination of the net periodic cost (income) and the projected benefit obligation:

	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%	3.52%	4.50%	5.24%
Expected return on plan assets	5.75%	6.00%	6.50%	8.00%	8.00%	8.00%
Rate of compensation increase	3.25%	3.50%	3.50%	n/a	n/a	n/a
Benefit cost
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%

Discount rate assumptions have been, and continue to be, based on the prevailing long-term, market interest rates at the measurement date.

The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$229,449	$215,167	$12,929	$11,720
Service cost - pension	3,932	3,910	-	-
Interest cost	12,263	11,994	571	610
Benefits paid	(9,747)	(8,224)	(799)	(649)
Actuarial loss	50,801	1,621	1,303	1,248
Foreign currency exchange rate changes	(207)	4,981	-	-
Projected benefit obligation, end of year	286,491	229,449	14,004	12,929
Change in fair value of plan assets
Fair value of plan assets, beginning of year	239,197	224,111	8,998	8,826
Actual return (loss) on plan assets	19,567	10,252	(47)	703
Benefits paid	(9,747)	(8,224)	(799)	(649)
Employer contributions	3,252	6,681	163	118
Employee contributions	1,128	1,191	-	-
Foreign currency exchange rate changes	(472)	5,186	-	-
Fair value of plan assets, end of year	252,925	239,197	8,315	8,998

Funded status – (under)/over at end of year	$(33,566)	$9,748	$(5,689)	$(3,931)

The funded status for the Canadian and U.S. plans, measured as the difference between the fair value of plan assets and the projected benefit obligation, for the Canadian plan are included in other long-term liabilities (Note 13) in the consolidated statements of financial position.

A reconciliation of the funded status to the net plan (liabilities) assets recognized in the consolidated statements of financial position is as follows:

	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Projected benefit obligation	$286,491	$229,449	$14,004	$12,929
Fair value of plan assets	252,925	239,197	8,315	8,998
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748	(5,689)	(3,931)
Unrecognized net actuarial loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

Long-term pension plan assets	$-	$9,748	$-	$-
Non-current liabilities	(33,566)	-	(5,689)	(3,931)
Accumulative other comprehensive loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

The following table illustrates the amounts in accumulated other comprehensive (loss) income that has not yet been recognized as components of pension expense:

As of October 31	2012	2011
Net actuarial loss	$83,374	$35,480
Deferred income taxes	(20,449)	(8,847)
Accumulated other comprehensive loss - net of tax	$62,925	$26,633

The weighted average asset allocation of the Company’s pension plans is as follows:

	Target	Domestic Plan		International Plan
Asset Category		2012	2011	2012	2011
Cash	0%	0.0%	0.1%	0.0%	0.0%
Fixed income	44%	41.6%	48.2%	100.0%	100.0%
Equities	56%	58.4%	51.7%	0.0%	0.0%
Total	100%	100.0%	100.0%	100.0%	100.0%

The Company maintains target allocation percentages among various asset classes based on investment policies established for the pension plans, which are designed to maximize the total rate of return (income and appreciation) after inflation, within the limits of prudent risk taking, while providing for adequate near-term liquidity for benefit payments. Such investment strategies have adopted an equity-based philosophy in order to achieve their long-term investment goals by investing in assets that often have uncertain returns, such as Canadian equities, foreign equities, and non-government bonds. However, it also attempts to reduce its overall level of risk by diversifying the asset classes and further diversifying within each individual asset class.

The Company’s expected return on asset assumptions are derived from studies conducted by actuaries and investment advisors. The studies include a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy given the anticipated requirements of the plans to determine the average rate of earnings expected on the funds invested to provide for the pension plans benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

The following table provides a basis of fair value measurement for plan assets held by the Company’s pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 16.

As of October 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25	$-	$-	$25
Debt securities	-	156,024	-	156,024
Equity securities	-	105,191	-	105,191
Other	-	-	-	-
Total	$25	$261,215	$-	$261,240

Expected future benefit payments are as follows:

Years ended October 31	Domestic Plan	International Plan(a)
2013	$9,918	$499
2014	10,442	541
2015	11,193	559
2016	11,725	591
2017	12,291	695
2018 – 2022	69,807	3,993
	$125,376	$6,878

(a)	Represents the U.S. plan related to the discontinued MDS Pharma Services operations and is currently expected to be settled during fiscal 2013.

Other benefit plans

Other benefit plans include a supplemental retirement arrangement, a retirement/termination allowance and post-retirement benefit plans, which include contributory health and dental care benefits and contributory life insurance coverage. All non-pension post-employment benefit plans are unfunded.

The components of net periodic cost for these plans are as follows:

Years ended October 31	2012	2011	2010
Components of net periodic cost
Current service cost	$186	$191	$276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized	-	-	(486)
Net periodic cost	$770	$680	$880

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2012	2011	2010
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9	10	11
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2012:

	1% Increase	1% Decrease
Change in net benefit cost	$94	$(75)
Change in projected benefit obligation	$1,641	$(1,323)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2012	2011
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$14,328	$15,251
Service cost	186	191
Interest cost	697	768
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation – end of year	$16,314	$14,328

Funded status – under at end of year	$(16,314)	$(14,328)

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2012	2011
Projected benefit obligation	$(16,314)	$(14,328)
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	$(16,783)	$(16,707)

Non-current liabilities	$(16,314)	$(14,328)
Accumulative other comprehensive income	(469)	(2,379)
Net amount recognized at year end	$(16,783)	$(16,707)

The other benefit plan liabilities related to continuing operations are included within other long-term liabilities (Note 13).

As of October 31, 2012, the unrecognized actuarial gains and past service costs of $0.5 million (October 31, 2011 ― $2.4 million), net of tax of $0.1 million (October 31, 2011 ― $0.6 million) are included in accumulated other comprehensive income.

Based on the actuarial assumptions used to develop the Company’s benefit obligations as of October 31, 2012, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2013	$650
2014	716
2015	782
2016	798
2017	837
2018 ― 2022	5,134
Total	$8,917

During fiscal 2013, the Company expects to contribute approximately $0.7 million to the Company’s other benefit plans.

During fiscal 2012, the Company contributed $1.3 million to defined contribution plans on behalf of its employees (2011 ― $1.2 million; 2010 ― $3.5 million).